Accrued liabilities and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Revenue sharing fees	¥ 839,745		¥ 521,654
Salaries and welfare	220,539		200,606
Marketing and promotion expenses	109,901		68,243
Bandwidth costs	102,064		86,186
Value added taxes and other taxes payable	23,204		56,677
Deposits from content providers and suppliers	22,140		18,779
Other payable to content providers	20,849		22,725
Others	127,521		91,168
Total	¥ 1,465,963	$ 225,314	¥ 1,066,038